UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4757

Smith Barney Sector Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY SECTOR SERIES INC.

SMITH BARNEY HEALTH SCIENCES FUND

FORM N-Q

JULY 31, 2004

SMITH BARNEY HEALTH SCIENCES FUND

Schedule of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 100.0%
Biotechnology — 14.0%
45,882	Amgen Inc.(a)	$2,609,768
46,390	Biogen Idec Inc.(a)	2,783,400
53,032	Genentech, Inc.(a)	2,581,598
9,842	Genzyme Corp.(a)	504,698
17,550	Gilead Sciences, Inc.(a)	1,134,432
		9,613,896
Health Care Equipment and Supplies — 17.4%
10,256	Baxter International Inc.	308,398
14,727	Becton, Dickinson & Co.	695,556
53,541	Biomet, Inc.	2,355,269
42,449	Boston Scientific Corp.(a)	1,624,099
38,982	C.R. Bard, Inc.	2,151,806
38,234	Guidant Corp.	2,115,105
55,158	Medtronic, Inc.	2,739,698
		11,989,931
Health Care Providers and Services — 18.1%
36,543	AmerisourceBergen Corp.	1,975,515
29,186	Anthem, Inc.(a)	2,406,969
24,052	Cardinal Health, Inc.	1,070,314
13,325	CIGNA Corp.	826,283
7,381	HCA Inc.	285,276
60,115	McKesson Corp.	1,933,899
44,449	UnitedHealth Group Inc.	2,795,842
11,656	WellPoint Health Networks Inc.(a)	1,178,422
		12,472,520
Pharmaceuticals — 50.5%
80,009	Abbott Laboratories	3,148,354
58,424	Eli Lilly & Co.	3,722,777
7,179	Forest Laboratories, Inc.(a)	361,032
132,736	Johnson & Johnson	7,336,319
62,079	Medicis Pharmaceutical Corp., Class A Shares	2,220,566
56,714	Merck & Co. Inc.	2,571,980
217,428	Pfizer Inc.	6,948,999
56,204	Schering-Plough Corp.	1,093,730
82,406	Teva Pharmaceutical Industries Ltd., ADR	2,439,217
39,889	Watson Pharmaceuticals, Inc.(a)	1,005,602
108,471	Wyeth	3,839,873
		34,688,449
	TOTAL INVESTMENTS — 100.0% (Cost — $66,091,984*)	$68,764,796
(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR    — American Depositary Receipt

See Notes to Schedule of Investments.

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Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The Smith Barney Health Sciences Fund (“Fund”), a separate investment fund of the Smith Barney Sector Series Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded; over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sale was reported on that date are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sales price. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

2.	Concentration of Risk

The Fund normally invests at least 80% of its assets in health related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Sector Series Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date September 27, 2004

By	/s/ ANDREW B. SHOUP
Andrew B. Shoup Chief Administrative Officer

Date September 27, 2004